UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07447

Virtus Insight Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668
(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
100 Pearl Street
Hartford, CT 06103-4506
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Core Equity Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—103.8%

Consumer Discretionary—16.6%
Advance Auto Parts, Inc.	8,946	$612
Ascena Retail Group, Inc.(2)	5,253	113
Bed Bath & Beyond, Inc.(2)	4,776	301
CBS Corp. Class B	22,862	830
Dillard’s, Inc. Class A	7,022	508
DIRECTV Class A	15,939	836
Jarden Corp.	7,354	389
Macy’s, Inc.	17,716	666
PetSmart, Inc.	6,117	422
Pier 1 Imports, Inc.	10,936	205
Time Warner Cable, Inc.	9,922	943
TJX Cos., Inc.	7,368	330
WABCO Holdings, Inc.(2)	3,725	215

		6,370

Consumer Staples—10.1%
Kroger Co. (The)	24,119	568
Philip Morris International, Inc.	13,803	1,241
Tyson Foods, Inc. Class A	34,873	559
Wal-Mart Stores, Inc.	12,174	898
Walgreen Co.	16,702	609

		3,875

Energy—12.2%
Chevron Corp.	11,915	1,389
ConocoPhillips	2,695	154
CVR Energy, Inc.(3)(4)	14,500	0
Exxon Mobil Corp.	19,757	1,807
Marathon Petroleum Corp.	7,259	396
Tesoro Corp.	17,563	736
Valero Energy Corp.	5,683	180

		4,662

Financials—12.8%
Ameriprise Financial, Inc.	12,600	714
Assurant, Inc.	9,145	341
Discover Financial Services	21,650	860
JPMorgan Chase & Co.	9,671	392
Reinsurance Group of America, Inc.	8,932	517
Travelers Cos., Inc. (The)	11,104	758
U.S. Bancorp	20,990	720
Wells Fargo & Co.	17,177	593

		4,895

	SHARES	VALUE
Health Care—15.8%
Abbott Laboratories	1,624	$111
Amgen, Inc.	11,468	967
Eli Lilly & Co.	18,088	858
Forest Laboratories, Inc.(2)	16,801	598
Gilead Sciences, Inc.(2)	7,794	517
Humana, Inc.	8,679	609
Pfizer, Inc.	49,200	1,223
United Therapeutics Corp.(2)	6,700	374
UnitedHealth Group, Inc.	14,411	799

		6,056

Industrials—5.7%
AGCO Corp.(2)	8,860	421
Cummins, Inc.	5,697	525
Lockheed Martin Corp.	7,727	722
Raytheon Co.	5,659	323
Southwest Airlines Co.	23,800	209

		2,200

Information Technology—21.9%
Alliance Data Systems Corp.(2)	5,154	732
Apple, Inc.	3,108	2,074
Cisco Systems, Inc.	48,366	923
Computer Sciences Corp.	358	12
Dell, Inc.	29,651	292
Intel Corp.	37,276	845
International Business Machines Corp.	5,499	1,141
Microsoft Corp.	43,790	1,304
Oracle Corp.	8,286	261
Symantec Corp.(2)	6,399	115
Western Digital Corp.	18,263	707

		8,406

Materials—4.3%
CF Industries Holdings, Inc.	4,225	939
PPG Industries, Inc.	6,246	717

		1,656

Telecommunication Services—0.4%
Verizon Communications, Inc.	3,700	169

Utilities—4.0%
AES Corp. (The)	57,671	633
American Electric Power Co., Inc.	11,818	519

1

Virtus Core Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Portland General Electric Co.	13,662	$369

		1,521

TOTAL COMMON STOCKS (Identified Cost $34,859)		39,810

TOTAL LONG TERM INVESTMENTS—103.8% (Identified cost $34,859)		39,810

TOTAL INVESTMENTS—103.8% (Identified Cost $34,859)		39,810	(1)

Other assets and liabilities, net—(3.8)%		(1,467)

NET ASSETS—100.0%		$38,343

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$39,810	$39,810	$0	(1)

Total Investments	$39,810	$39,810	$0

There are no Level 2 (significant observable inputs) priced securities.

(1)	Includes internally fair valued security currently priced at $0.

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—3.9%

Consumer Staples—3.3%
Companhia de Bebidas das Americas ADR, 1.65% (Brazil)	4,994,007		$191,121

Utilities—0.6%
AES Tiete S.A., 12.11% (Brazil)	2,950,737		32,618

TOTAL PREFERRED STOCK (Identified Cost $210,040)			223,739

COMMON STOCKS—89.8%

Consumer Discretionary—7.0%
Genting Bhd (Malaysia)	12,768,600		36,386
Genting Malaysia Bhd (Malaysia)	56,664,300		64,886
Grupo Televisa S.A. Sponsored ADR (Mexico)	2,252,700		52,961
Kangwon Land, Inc. (South Korea)	1,455,800		32,746
Peace Mark Holdings Ltd. (Hong Kong)(2)(3)(4)	464,100		0
Sands China Ltd. (Hong Kong)	33,496,335		125,060
Wynn Macau Ltd. (Hong Kong)	31,785,169		85,878

			397,917

Consumer Staples—37.4%
British American Tobacco Bhd (Malaysia)	1,197,200		23,658
British American Tobacco plc (United Kingdom)	305,296	(6)	15,675
British American Tobacco plc (United Kingdom)	5,902,445	(5)	301,171
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,279,499		16,570
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	296,045		38,190
Colgate Palmolive India Ltd. (India)	1,157,299		26,483
Dairy Farm International Holdings Ltd. (Hong Kong)	2,740,961		30,452
Fomento Economico Mexicano S.A.B. de C.V.
Sponsored ADR (Mexico)	1,734,820		159,569
Gudang Garam tbk PT (Indonesia)	7,739,830		37,567
Hindustan Unilever Ltd. (India)	19,316,472		199,903
ITC Ltd. (India)	52,569,689		271,495
LG Household & Health Care Ltd. (South Korea)	144,903		82,789
Nestle India Ltd. (India)	777,829		64,915
Orion Corp. (South Korea)	40,936		35,764
SABMiller plc (South Africa)	5,951,352		258,676
Shoprite Holdings Ltd. (South Africa)	3,087,557		62,449
Souza Cruz S.A. (Brazil)	9,628,148		129,040
Tiger Brands Ltd. (South Africa)	1,098,650		36,052

	SHARES	VALUE
Consumer Staples—(continued)
Tingyi Cayman Islands Holding Corp. (Cayman Islands)	12,789,795	$38,514
Tsingtao Brewery Co., Ltd. (China)	11,999,947	66,236
Unilever Indonesia tbk PT (Indonesia)	18,237,291	49,643
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	62,621,040	176,356

		2,121,167

Energy—1.8%
Ecopetrol S.A. (Colombia)	35,070,498	103,276

Financials—22.7%
Banco Santander Chile ADR (Chile)	627,694	45,972
Bangkok Bank plc (Thailand)	7,632,000	49,838
BM&F Bovespa S.A. (Brazil)	14,376,411	86,588
Grupo Financiero Santander Mexico S.A.B. de CV (Mexico)(2)	6,432,400	88,124
Housing Development Finance Corp. (India)	18,401,017	270,163
Housing Development Finance Corp. Bank Ltd. (India)	11,203,385	133,636
Housing Development Finance Corp. Bank Ltd. ADR (India)	3,157,479	118,658
HSBC Holdings plc (United Kingdom)	20,830,253	195,971
Kotak Mahindra Bank Ltd. (India)	5,220,922	64,216
Malayan Banking Bhd (Malaysia)	28,863,000	85,083
Public Bank Bhd (Malaysia)	16,952,800	79,758
Remgro Ltd. (South Africa)	4,046,075	70,611

		1,288,618

Health Care—2.4%
Cipla Ltd. (India)	8,455,312	60,932
Sun Pharmaceutical Industries Ltd. (India)	5,536,288	73,008

		133,940

Industrials—0.7%
SM Investments Corp. (Philippines)	2,105,350	36,843
Information Technology—6.5%
Baidu, Inc. ADR (China)(2)	1,497,001	174,880
Cielo S.A. (Brazil)	2,283,026	56,917
Tata Consultancy Services Ltd. (India)	4,521,500	111,089
Totvs S.A. Com NPV (Brazil)	1,194,829	24,748

		367,634

Materials—4.9%
Asian Paints Ltd. (India)	815,904	60,867

1

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Compania de Minas Buenaventura S.A. ADR (Peru)	1,913,353	$74,544
Industrias Penoles S.A.B de C.V. (Mexico)	2,170,197	107,062
Semen Gresik (Persero) tbk PT (Indonesia)	23,440,947	35,394

		277,867

Telecommunication Services—2.1%
China Mobile Ltd. (China)	9,261,996	102,665
Vodacom Group Ltd. (South Africa)	1,188,205	14,576

		117,241

Utilities—4.3%
Companhia Energetica de Minas Gerais S.A. ADR (Brazil)	5,797,407	70,265
Power Assets Holdings Ltd. (Hong Kong)	20,484,868	173,964

		244,229

TOTAL COMMON STOCKS (Identified Cost $4,600,905)		5,088,732

TOTAL LONG TERM INVESTMENTS—93.7% (Identified cost $4,810,945)		5,312,471

SHORT-TERM INVESTMENTS—6.2%

Money Market Mutual Funds—6.2%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	351,597,179	351,597

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $351,597)		351,597

TOTAL INVESTMENTS—99.9% (Identified Cost $5,162,542)		5,664,068	(1)

Other assets and liabilities, net—0.1%		3,803

NET ASSETS—100.0%		$5,667,871

Abbreviations:
ADR American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Shares traded on Johannesburg exchange
(6)	Shares traded on London Exchange.

2

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
Country Weightings †
India	26%
Brazil	11
Mexico	11
United Kingdom	9
South Africa	8
Hong Kong	7
United States	6
Other	22

Total	100%

†	% of total investments as of September 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Preferred Stocks	$223,739	223,739
Common Stocks	5,088,732	5,088,732	$0	(1)
Short-Term Investments	351,597	351,597	—

Total Investments	$5,664,068	$5,664,068	$0

There are no Level 2 (significant observable inputs) priced securities.

(1)	Includes internally fair valued security currently priced at $0.

Virtus Value Equity Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—13.3%
Advance Auto Parts, Inc.	8,242	$564
Bed Bath & Beyond, Inc.(2)	3,833	242
CBS Corp. Class B	21,248	772
Dillard’s, Inc. Class A	7,982	577
DIRECTV Class A	8,955	470
DISH Network Corp. Class A	3,826	117
Jarden Corp.	13,043	689
Macy’s, Inc.	18,749	705
Thor Industries, Inc.	6,600	240
Time Warner Cable, Inc.	8,574	815
Viacom, Inc. Class B	3,322	178
WABCO Holdings, Inc.(2)	3,600	208

		5,577

Consumer Staples—5.9%
CVS Caremark Corp.	11,241	544
Dean Foods Co.(2)	22,300	365
Kroger Co. (The)	29,357	691
Procter & Gamble Co. (The)	2,597	180
Wal-Mart Stores, Inc.	9,220	681

		2,461

Energy—14.2%
Chevron Corp.	17,143	1,998
ConocoPhillips	5,545	317
CVR Energy, Inc.(3)(4)	22,600	0
Exxon Mobil Corp.	20,980	1,919
Marathon Petroleum Corp.	2,542	139
Tesoro Corp.	18,570	778
Valero Energy Corp.	25,703	814

		5,965

Financials—21.9%
American Financial Group, Inc.	14,127	535
American International Group, Inc.(2)	10,400	341
Ameriprise Financial, Inc.	13,825	784
Assurant, Inc.	18,347	684
Discover Financial Services	24,807	985
Huntington Bancshares, Inc.	54,200	374
JPMorgan Chase & Co.	19,774	800
PNC Financial Services Group, Inc.	5,777	364
Reinsurance Group of America, Inc.	12,593	729
Senior Housing Properties Trust	8,063	176

	SHARES	VALUE
Financials—(continued)
Simon Property Group, Inc.	2,330	$354
Travelers Cos., Inc. (The)	13,065	892
U.S. Bancorp	16,143	554
Wells Fargo & Co.	47,110	1,627

		9,199

Health Care—15.5%
Amgen, Inc.	10,051	847
Community Health Systems, Inc.(2)	16,900	492
Eli Lilly & Co.	19,502	925
Forest Laboratories, Inc.(2)	21,092	751
Humana, Inc.	8,495	596
Pfizer, Inc.	58,080	1,443
United Therapeutics Corp.(2)	7,722	432
UnitedHealth Group, Inc.	18,043	1,000

		6,486

Industrials—7.5%
AGCO Corp.(2)	5,972	283
Cummins, Inc.	1,238	114
EnerSys, Inc.(2)	3,808	134
General Electric Co.	23,245	528
Lockheed Martin Corp.	8,102	757
Northrop Grumman Corp.	3,700	246
Oshkosh Corp.(2)	11,200	307
Raytheon Co.	5,757	329
Southwest Airlines Co.	50,600	444

		3,142

Information Technology—10.0%
Alliance Data Systems Corp.(2)	5,016	712
Apple, Inc.	735	490
Avnet, Inc.(2)	9,600	279
Cisco Systems, Inc.	65,260	1,246
Dell, Inc.	14,891	147
Intel Corp.	20,848	473
KLA-Tencor Corp.	3,928	187
Microsoft Corp.	6,643	198
Seagate Technology plc	15,500	481

		4,213

Materials—5.5%
CF Industries Holdings, Inc.	4,086	908
Domtar Corp.	4,570	358
Eastman Chemical Co.	2,700	154

1

Virtus Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Huntsman Corp.	31,226	$466
PPG Industries, Inc.	3,561	409

		2,295

Telecommunication Services—1.1%
AT&T, Inc.	9,124	344
Verizon Communications, Inc.	2,428	111

		455

Utilities—4.6%
AES Corp. (The)	59,174	649
CMS Energy Corp.	9,301	219
DTE Energy Co.	6,642	398
Portland General Electric Co.	25,181	681

		1,947

TOTAL COMMON STOCKS (Identified Cost $37,674)		41,740

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $37,674)		41,740

SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Funds—0.3%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	137,422	137

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $137)		137

TOTAL INVESTMENTS—99.8% (Identified Cost $37,811)		41,877	(1)

Other assets and liabilities, net—0.2%		73

NET ASSETS—100.0%		$41,950

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$41,740	$41,740	$0	(1)
Short-Term Investments	137	137	—

Total Investments	$41,877	$41,877	$0

There are no Level 2 (significant observable inputs) priced securities.

(1)	Includes internally fair valued security currently priced at $0.

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—96.7%

Consumer Discretionary—24.7%
Affinion Group, Inc. 7.875%, 12/15/18	$110	$90
AMC Networks, Inc. 7.750%, 7/15/21	133	151
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	54	55
American Reprographics Co. 10.500%, 12/15/16	229	242
Asbury Automotive Group, Inc. 8.375%, 11/15/20	271	300
AutoNation, Inc. 6.750%, 4/15/18	55	62
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 8.250%, 1/15/19	142	155
Block Communications, Inc. 144A 7.250%, 2/1/20(2)	179	191
Brown Shoe Co., Inc. 7.125%, 5/15/19	119	122
Brunswick Corp. 7.375%, 9/1/23	250	259
Cablevision Systems Corp.
7.750%, 4/15/18	166	185
8.000%, 4/15/20	25	28
CCO Holdings LLC (CCO Holdings Capital Corp.)
7.000%, 1/15/19	165	179
7.375%, 6/1/20	28	31
6.625%, 1/31/22	177	194
Central Garden & Pet Co. 8.250%, 3/1/18	386	411
Chrysler Group LLC (Chrysler Group, Inc.) 8.000%, 6/15/19	429	457
Cinemark USA, Inc.
8.625%, 6/15/19	315	351
7.375%, 6/15/21	53	59
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(2)	166	173
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	14	14
Series B 7.625%, 3/15/20	175	172
CSC Holdings LLC 8.625%, 2/15/19	220	262
Dillard’s, Inc.
6.625%, 1/15/18	310	329
7.130%, 8/1/18	90	98
DineEquity, Inc. 9.500%, 10/30/18	184	208
Dish DBS Corp.
7.875%, 9/1/19	116	135
6.750%, 6/1/21	160	175
Donnelley (R.R.) & Sons Co.
7.250%, 5/15/18	31	31
7.625%, 6/15/20	271	269

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Education Management LLC (Education Management Finance Corp.) 8.750%, 6/1/14	$49	$39
Exide Technologies 8.625%, 2/1/18	63	55
Gannett Co., Inc.
9.375%, 11/15/17	250	283
7.125%, 9/1/18	47	52
Goodyear Tire & Rubber Co. (The)
8.250%, 8/15/20	73	81
7.000%, 5/15/22	58	62
Hanesbrands, Inc. 6.375%, 12/15/20	177	193
Hertz Corp. (The)
7.500%, 10/15/18	36	39
6.750%, 4/15/19	23	24
144A 6.750%, 4/15/19(2)	7	7
7.375%, 1/15/21	197	213
Jaguar Land Rover plc
144A 7.750%, 5/15/18(2)	141	153
144A 8.125%, 5/15/21(2)	193	211
Jarden Corp.
7.500%, 5/1/17	215	247
7.500%, 1/15/20	100	111
KB Home
8.000%, 3/15/20	185	205
7.500%, 9/15/22	32	35
Lear Corp. 7.875%, 3/15/18	147	162
Live Nation Entertainment, Inc.
144A 8.125%, 5/15/18(2)	378	408
144A 7.000%, 9/1/20(2)	110	115
Longview Fibre Paper & Packaging, Inc. 144A 8.000%, 6/1/16(2)	233	244
Marina District Finance Co., Inc.
9.500%, 10/15/15	353	358
9.875%, 8/15/18	36	36
Meritage Homes Corp. 7.150%, 4/15/20	144	156
Meritor, Inc.
8.125%, 9/15/15	251	265
10.625%, 3/15/18	10	11
MGM Resorts International
144A 8.625%, 2/1/19(2)	156	171
144A 6.750%, 10/1/20(2)	22	22
7.750%, 3/15/22	269	282
National Cinemedia LLC 7.875%, 7/15/21	208	228

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Netflix, Inc. 8.500%, 11/15/17	$64	$69
Penn National Gaming, Inc. 8.750%, 8/15/19	300	338
Penske Automotive Group, Inc. 144A 5.750%, 10/1/22(2)	142	146
Perry Ellis International, Inc. 7.875%, 4/1/19	293	305
PHH Corp. 9.250%, 3/1/16	200	231
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(2)	279	261
Quiksilver, Inc. 6.875%, 4/15/15	325	325
RadioShack Corp. 6.750%, 5/15/19	62	37
Regal Cinemas Corp. 8.625%, 7/15/19	196	219
Regal Entertainment Group 9.125%, 8/15/18	173	194
Rent-A-Center, Inc. 6.625%, 11/15/20	32	35
Ruby Tuesday, Inc. 144A 7.625%, 5/15/20(2)	224	216
Ryland Group, Inc. (The) 5.375%, 10/1/22	68	68
Sally Holdings LLC ( Sally Capital, Inc.) 6.875%, 11/15/19	28	31
Sears Holdings Corp. 6.625%, 10/15/18	431	404
Service Corp. International 8.000%, 11/15/21	140	172
Sirius XM Radio, Inc. 144A 8.750%, 4/1/15(2)	350	400
Sonic Automotive, Inc.
9.000%, 3/15/18	160	176
144A 7.000%, 7/15/22(2)	46	49
Speedway Motorsports, Inc. 6.750%, 2/1/19	90	96
TRW Automotive, Inc. 144A 8.875%, 12/1/17(2)	330	366
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(3)(4)	77	78
Series BD-1 9.300%, 7/1/15(3)(4)	71	72
Series BE-9 9.300%, 7/1/15(3)(4)	3	3
Unitymedia Hessen GmbH & Co. KG (Unitymedia NRW GmbH) 144A 8.125%, 12/1/17(2)	390	421
Vail Resorts, Inc. 6.500%, 5/1/19	59	64
Valassis Communication, Inc. 6.625%, 2/1/21	239	248
Visteon Corp. 6.750%, 4/15/19	440	464
Wolverine World Wide Inc 144A 6.125%, 10/15/20(2)	90	93
XM Satellite Radio, Inc. 144A 7.625%, 11/1/18(2)	32	36

		15,473

Consumer Staples—8.0%
Ingles Markets, Inc. 8.875%, 5/15/17	153	166
Alere, Inc. 9.000%, 5/15/16	408	438
Alliance One International, Inc. 10.000%, 7/15/16	135	140

	PAR VALUE		VALUE
Consumer Staples—(continued)
American Greetings Corp. 7.375%, 12/1/21	$256		$265
B&G Foods, Inc. 7.625%, 1/15/18	140		152
Campofrio Food Group SA 144A 8.250%, 10/31/16(2)	144	EUR	187
Cott Beverages, Inc.
8.375%, 11/15/17	160		176
8.125%, 9/1/18	18		20
Darling International, Inc. 8.500%, 12/15/18	156		179
Dean Foods Co. 7.000%, 6/1/16	399		433
Del Monte Corp. 7.625%, 2/15/19	316		327
Elizabeth Arden, Inc. 7.375%, 3/15/21	195		219
JBS USA LLC (JBS USA Finance, Inc.)
11.625%, 5/1/14	35		39
144A 8.250%, 2/1/20(2)	131		131
144A 7.250%, 6/1/21(2)	302		285
Pantry Inc. (The) 144A 8.375%, 8/1/20(2)	230		236
Prestige Brands, Inc. 8.250%, 4/1/18	230		254
Revlon Consumer Products Corp. 9.750%, 11/15/15	295		314
Smithfield Foods, Inc.
7.750%, 7/1/17	365		413
6.625%, 8/15/22	32		33
Spectrum Brands, Inc. 144A 6.750%, 3/15/20(2)	223		231
Vector Group Ltd. 11.000%, 8/15/15	366		383

			5,021

Energy—16.2%
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.) 8.750%, 6/15/18	95		103
Barrett (Bill) Corp. 7.000%, 10/15/22	20		21
Berry Petroleum Co. 10.250%, 6/1/14	168		189
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 8.625%, 10/15/20	283		311
Bristow Group, Inc. 6.250%, 10/15/22	16		16
Calfrac Holdings LP 144A 7.500%, 12/1/20(2)	198		197
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	340		367
Chesapeake Energy Corp.
7.250%, 12/15/18	250		270
6.775%, 3/15/19	138		139
Chesapeake Oilfield Operating LLC (Chesapeake Oilfield Finance, Inc.) 144A 6.625%, 11/15/19(2)	129		124
Cimarex Energy Co. 5.875%, 5/1/22	35		37

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Compagnie Generale de Geophysique-Veritas 9.500%, 5/15/16	$475		$515
Comstock Resources, Inc. 8.375%, 10/15/17	320		334
Concho Resources, Inc. 7.000%, 1/15/21	17		19
CONSOL Energy, Inc.
8.000%, 4/1/17	187		196
8.250%, 4/1/20	100		105
Copano Energy LLC (Copano Energy Finance Corp.) 7.125%, 4/1/21	349		366
Crosstex Energy LP (Crosstex Energy Finance Corp.) 8.875%, 2/15/18	160		172
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	199		224
7.750%, 6/15/19	172		183
EP Energy LLC (EP Energy Finance, Inc.) 144A 9.375%, 5/1/20(2)	207		226
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	267		278
EXCO Resources, Inc. 7.500%, 9/15/18	150		141
Frontier Oil Corp. 6.875%, 11/15/18	65		70
Genesis Energy LP (Genesis Energy Finance Corp.) 7.875%, 12/15/18	259		276
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(2)	156		162
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(2)	171		179
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(2)	150		159
Holly Energy Partners LP (Holly Energy Finance Corp.) 8.250%, 3/15/18	70		76
HollyFrontier Corp. 9.875%, 6/15/17	100		110
Key Energy Services, Inc. 6.750%, 3/1/21	142		145
Kodiak Oil & Gas Corp. 144A 8.125%, 12/1/19(2)	175		186
Linn Energy LLC (Linn Energy Finance Corp.)
8.625%, 4/15/20	215		237
7.750%, 2/1/21	135		143
Martin Midstream Partners LP (Martin Midstream Finance Corp.) 8.875%, 4/1/18	257		271
New World Resources NV 144A 7.875%, 5/1/18(2)	135	EUR	171
Oasis Petroleum, Inc.
7.250%, 2/1/19	164		177
6.875%, 1/15/23	142		151
Parker Drilling Co. 9.125%, 4/1/18	250		271
Peabody Energy Corp. 144A 6.250%, 11/15/21(2)	84		84

	PAR VALUE	VALUE
Energy—(continued)
Penn Virginia Resource Partners LP (Penn Virginia Resource Finance Corp.) 8.250%, 4/15/18	$353	$366
Petroleum Geo-Services ASA 144A 7.375%, 12/15/18(2)	200	215
Pioneer Energy Services Corp. 9.875%, 3/15/18	221	241
Regency Energy Partners LP (Regency Energy Finance Corp.) 6.500%, 7/15/21	31	33
Rosetta Resources, Inc. 9.500%, 4/15/18	250	278
Sandridge Energy, Inc. 144A 7.500%, 3/15/21(2)	194	201
SandRidge Energy, Inc. 7.500%, 3/15/21	40	41
Sandridge Energy, Inc. 144A 7.500%, 2/15/23(2)	63	65
SESI LLC
6.375%, 5/1/19	32	34
7.125%, 12/15/21	83	92
Stone Energy Corp. 8.625%, 2/1/17	98	105
Swift Energy Co.
8.875%, 1/15/20	250	271
7.875%, 3/1/22	94	101
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 7.875%, 10/15/18	86	95
Tesoro Corp.
9.750%, 6/1/19	125	145
144A 5.875%, 10/1/20(2)	15	15
5.375%, 10/1/22	16	17
Trinidad Drilling Ltd. 144A 7.875%, 1/15/19(2)	115	125
Unit Corp.
144A 6.625%, 5/15/21(2)	24	25
6.625%, 5/15/21	151	157
W&T Offshore, Inc. 8.500%, 6/15/19	106	116

		10,139

Financials—4.3%
Ally Financial, Inc. 0.000%, 6/15/15	490	432
Cardtronics, Inc. 8.250%, 9/1/18	118	132
Fidelity National Information Services, Inc. 7.625%, 7/15/17	61	67
General Motors Financial Co., Inc. 6.750%, 6/1/18	43	48
Ineos Finance plc 144A 7.500%, 5/1/20(2)	70	71
International Lease Finance Corp.
8.750%, 3/15/17	370	435
5.875%, 4/1/19	31	33
8.250%, 12/15/20	51	61
5.875%, 8/15/22	26	27

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Isabelle Acquisition Sub, Inc. PIK 144A 10.000%, 11/15/18(2)	$140	$152
MPT Operating Partnership LP (MPT Finance Corp.) 6.875%, 5/1/21	127	139
National Money Mart Co. 10.375%, 12/15/16	253	284
PHH Corp. 7.375%, 9/1/19	47	51
Richard Ellis (CB) Services, Inc. 6.625%, 10/15/20	31	34
United Rentals Financing Escrow Corp.
144A 7.375%, 5/15/20(2)	7	8
8.375%, 9/15/20	250	269
8.250%, 2/1/21	218	240
144A 7.625%, 4/15/22(2)	55	60
Wind Acquisition Finance S.A. 144A 7.250%, 2/15/18(2)	165	158

		2,701

Health Care—10.1%
AMERIGROUP Corp. 7.500%, 11/15/19	195	229
Biomet, Inc. 11.625%, 10/15/17	114	122
BioScrip, Inc. 10.250%, 10/1/15	250	271
Community Health Systems, Inc. (CHS)
8.000%, 11/15/19	221	244
7.125%, 7/15/20	9	10
Davita, Inc.
6.375%, 11/1/18	47	50
6.625%, 11/1/20	47	51
Elan Finance plc (Elan Finance Corp.) 8.750%, 10/15/16	309	339
Endo Health Solutions, Inc.
7.000%, 7/15/19	15	16
7.000%, 12/15/20	197	213
7.250%, 1/15/22	28	30
Gentiva Health Services, Inc. 11.500%, 9/1/18	180	171
Grifols, Inc. 8.250%, 2/1/18	261	290
Hanger, Inc. 7.125%, 11/15/18	236	248
HCA, Inc.
6.500%, 2/15/20	87	97
7.500%, 2/15/22	116	132
Health Management Associates, Inc. 144A 7.375%, 1/15/20(2)	189	206
Healthsouth Corp. 8.125%, 2/15/20	375	418
Hologic, Inc. 144A 6.250%, 8/1/20(2)	32	34

	PAR VALUE	VALUE
Health Care—(continued)
Kindred Healthcare, Inc. 8.250%, 6/1/19	$312	$305
MedAssets, Inc. 8.000%, 11/15/18	211	231
Mylan, Inc. 144A 7.875%, 7/15/20(2)	175	197
NBTY, Inc. 9.000%, 10/1/18	189	211
Patheon, Inc. 144A 8.625%, 4/15/17(2)	307	315
Physio-Control International, Inc. 144A 9.875%, 1/15/19(2)	261	287
Prestige Brands, Inc. 8.125%, 2/1/20	136	152
Select Medical Corp. 7.625%, 2/1/15	29	29
STHI Holding Corp. 144A 8.000%, 3/15/18(2)	274	293
Teleflex, Inc. 6.875%, 6/1/19	62	67
Tenet Healthcare Corp. 8.000%, 8/1/20	272	293
Valeant Pharmaceuticals International, Inc.
144A 6.500%, 7/15/16(2)	66	70
144A 6.750%, 10/1/17(2)	16	17
144A 6.875%, 12/1/18(2)	160	169
144A 7.000%, 10/1/20(2)	16	17
144A 7.250%, 7/15/22(2)	85	90
Warner Chilcott Co. LLC (Warner Chilcott Finance LLC) 7.750%, 9/15/18	361	387

		6,301

Industrials—10.4%
AAR Corp. 144A 7.250%, 1/15/22(2)	153	160
Abengoa Finance SA 144A 8.875%, 11/1/17(2)	250	232
Advanced Micro Devices, Inc.
8.125%, 12/15/17	325	344
7.750%, 8/1/20	97	99
Air Medical Group Holdings, Inc. 9.250%, 11/1/18	177	194
Aircastle Ltd. 9.750%, 8/1/18	228	261
Alliant Techsystems, Inc. 6.875%, 9/15/20	17	19
Altra Holdings, Inc. 8.125%, 12/1/16	224	241
Belden, Inc. 144A 5.500%, 9/1/22(2)	155	159
Boart Longyear Management Property Ltd. 144A 7.000%, 4/1/21(2)	66	68
Clearwater Paper Corp. 7.125%, 11/1/18	83	91
Continental Airlines, Inc., 144A 6.750%, 9/15/15(2)	100	105
Deluxe Corp. 7.000%, 3/15/19	342	366
Dycom Investments, Inc. 7.125%, 1/15/21	149	161
DynCorp International, Inc. 10.375%, 7/1/17	167	145
General Cable Corp 144A 5.750%, 10/1/22(2)	31	32
Geo Group, Inc. (The)
7.750%, 10/15/17	250	271
6.625%, 2/15/21	31	33

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15	$375	$385
Great Lakes Dredge & Dock Corp. 7.375%, 2/1/19	100	106
H&E Equipment Services, Inc. 144A 7.000%, 9/1/22(2)	34	35
Interface, Inc. 7.625%, 12/1/18	6	7
Interline Brands, Inc. 7.000%, 11/15/18	111	121
Iron Mountain, Inc.
7.750%, 10/1/19	27	30
8.375%, 8/15/21	311	346
MasTec, Inc. 7.625%, 2/1/17	250	260
Mobile Mini, Inc. 7.875%, 12/1/20	113	123
Monitronics International, Inc. 9.125%, 4/1/20	292	305
Oshkosh Corp.
8.250%, 3/1/17	175	193
8.500%, 3/1/20	130	146
PHI, Inc. 8.625%, 10/15/18	192	202
Ryland Group, Inc. (The)
8.400%, 5/15/17	28	33
6.625%, 5/1/20	63	69
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(2)	25	26
SPX Corp. 6.875%, 9/1/17	66	74
Titan International, Inc. 7.875%, 10/1/17	117	125
Tomkins LLC (Tomkins, Inc.) 9.000%, 10/1/18	165	185
Transdigm, Inc. 7.750%, 12/15/18	212	235
Triumph Group, Inc. 8.000%, 11/15/17	240	263
Tutor Perini Corp. 7.625%, 11/1/18	250	254

		6,504

Information Technology—4.2%
Advanced Micro Devices, Inc. 144A 7.500%, 8/15/22(2)	31	30
Amkor Technology, Inc. 144A 6.375%, 10/1/22(2)	155	153
Audatex North America, Inc. 144A 6.750%, 6/15/18(2)	63	68
CoreLogic, Inc. 7.250%, 6/1/21	268	291
EarthLink, Inc. 8.875%, 5/15/19	455	456
Equinix, Inc.
8.125%, 3/1/18	225	251
7.000%, 7/15/21	46	52
Interactive Data Corp. 10.250%, 8/1/18	221	249

	PAR VALUE		VALUE
Information Technology—(continued)
Seagate HDD Cayman
7.750%, 12/15/18	$50		$55
7.000%, 11/1/21	92		99
SunGard Data Systems, Inc. 7.375%, 11/15/18	252		272
ViaSat, Inc.
8.875%, 9/15/16	379		408
144A 6.875%, 6/15/20(2)	120		125
6.875%, 6/15/20	28		29
ViaSystems, Inc. 144A 7.875%, 5/1/19(2)	125		125

			2,663

Materials—7.2%
AEP Industries, Inc. 8.250%, 4/15/19	259		276
APERAM 144A 7.375%, 4/1/16(2)	150		129
Commercial Metals Co. 7.350%, 8/15/18	149		158
Ferro Corp. 7.875%, 8/15/18	287		278
FMG Resources Property Ltd.
144A 7.000%, 11/1/15(2)	255		255
144A 6.875%, 4/1/22(2)	30		28
Fufeng Group Ltd. 144A 7.625%, 4/13/16(2)	224		206
Glatfelter (P.H.) Co.
7.125%, 5/1/16	250		258
144A 5.375%, 10/15/20(2)	31		31
HeidelbergCement Finance BV 8.500%, 10/31/19	250	EUR	377
Huntsman International LLC
8.625%, 3/15/20	250		284
8.625%, 3/15/21	19		22
Ineos Finance plc 144A 8.375%, 2/15/19(2)	200		211
Kraton Polymers LLC ( Kraton Polymers Capital Corp.) 6.750%, 3/1/19	116		120
Louisiana-Pacific Corp. 7.500%, 6/1/20	287		321
Olin Corp. 8.875%, 8/15/19	313		357
PolyOne Corp. 7.375%, 9/15/20	33		36
Potlatch Corp. 7.500%, 11/1/19	48		52
Quadra FNX Mining Ltd. 144A 7.750%, 6/15/19(2)	94		97
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(2)	284		274
Sealed Air Corp. 144A 8.375%, 9/15/21(2)	64		72
Texas Industries, Inc. 9.250%, 8/15/20	208		221
Tronox Finance LLC 144A 6.375%, 8/15/20(2)	141		143
Vulcan Materials Co. 7.500%, 6/15/21	275		312

			4,518

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—6.7%
CenturyLink, Inc. Series T 5.800%, 3/15/22	$203	$221
Frontier Communications Corp.
7.125%, 3/15/19	77	82
8.500%, 4/15/20	389	442
9.250%, 7/1/21	59	69
7.125%, 1/15/23	21	22
GCI, Inc. 6.750%, 6/1/21	137	138
Hughes Satellite Systems Corp. 7.625%, 6/15/21	280	311
Integra Telecom Holdings Inc 144A 10.750%, 4/15/16(2)	245	252
ITC DeltaCom, Inc. 10.500%, 4/1/16	11	12
Level 3 Financing, Inc.
144A 8.875%, 6/1/19(2)	20	21
8.125%, 7/1/19	80	85
8.625%, 7/15/20	276	299
MetroPCS Wireless, Inc.
7.875%, 9/1/18	137	149
6.625%, 11/15/20	237	249
NII Capital Corp. 8.875%, 12/15/19	235	199
SBA Communications Corp. 144A 5.625%, 10/1/19(2)	16	16
Sprint Nextel Corp.
6.000%, 12/1/16	60	62
144A 9.000%, 11/15/18(2)	134	161
144A 7.000%, 3/1/20(2)	80	90
tw telecom holdings, Inc. 8.000%, 3/1/18	250	276
Virgin Media Finance plc 8.375%, 10/15/19	125	143
West Corp.
8.625%, 10/1/18	118	124
7.875%, 1/15/19	73	76
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(2)	200	189
Windstream Corp.
7.000%, 3/15/19	425	436
7.750%, 10/15/20	73	79

		4,203

Utilities—4.9%
AES Corp. (The)
8.000%, 10/15/17	250	290
7.375%, 7/1/21	33	38
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	29	30

	PAR VALUE	VALUE
Utilities—(continued)
6.750%, 5/20/20	$139	$149
7.000%, 5/20/22	42	45
Atlantic Power Corp. 9.000%, 11/15/18	256	272
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.) 144A 6.625%, 10/1/20(2)	32	33
Calpine Corp.
144A 7.500%, 2/15/21(2)	244	265
144A 7.875%, 1/15/23(2)	76	84
Eagle Rock Energy Partners LP (Eagle Rock Energy Finance Corp.)
144A 8.375%, 6/1/19(2)	87	86
8.375%, 6/1/19	146	144
GenOn Energy, Inc.
9.500%, 10/15/18	70	80
9.875%, 10/15/20	248	276
Holly Energy Partners LP (Holly Energy Finance Corp.) 144A 6.500%, 3/1/20(2)	224	236
NRG Energy, Inc.
7.625%, 1/15/18	60	65
8.250%, 9/1/20	171	187
7.875%, 5/15/21	131	143
144A 6.625%, 3/15/23(2)	65	67
PNM Resources, Inc. 9.250%, 5/15/15	98	113
Suburban Propane Partners LP (Suburban Energy Finance Corp.)
144A 7.500%, 10/1/18(2)	102	110
144A 7.375%, 8/1/21(2)	84	90
Suncoke Energy, Inc. 7.625%, 8/1/19	208	212
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 6.875%, 2/1/21	61	66

		3,081

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $57,214)		60,604

TOTAL LONG TERM INVESTMENTS—96.7% (Identified cost $57,214)		60,604	(5)

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.6%

Money Market Mutual Funds—1.6%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	1,017,524	$1,018

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,018)		1,018

TOTAL INVESTMENTS—98.3% (Identified Cost $58,232)		61,622	(1)

Other assets and liabilities, net—1.7%		1,039

NET ASSETS—100.0%		$62,661

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $13,495 or 21.5% of net assets.

(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.
(5)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

EUR European Currency Unit

At September 30, 2012, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
EUR	580	USD	756	Canadian Imperial Bank of Commerce	12/20/12	$746	$10

							$10

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	89%
Canada	2
France	1
Germany	1
Luxembourg	1
Spain	1
United Kingdom	1
Other	4

Total	100%

†	% of total investments as of September 30, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$60,604	$—	$60,451	$153
Equity Securities:
Short-Term Investments	1,018	1,018	—	—

Total Investments	$61,622	$1,018	$60,451	$153

Other Financial Instruments:
Forward Currency Contracts*	$10	$—	$10	$—

*	Valued at the unrealized appreciation (depreciation) on the investment

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of December 31, 2011:	$201
Accrued Discount/(Premium)	2
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	2
Purchases	—
Sales(b)	(52)
Transfers Into Level 3 (a)	—
Transfers From Level 3 (a)	—

Balance as of September 30, 2012(d)	$153	(c)

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	Includes internally fair valued security.
(d)

Refer to the last paragraph under note 1A “Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—9.5%

U.S. Treasury Note
0.250%, 5/31/14	$3,500		$3,501
0.250%, 8/31/14	1,450		1,450
4.000%, 2/15/15	90		98
0.250%, 8/15/15	500		499
0.250%, 9/15/15	1,000		999
0.500%, 7/31/17	200		199

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,734)			6,746

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.6%

FNMA 1.000%, 9/23/13	430		433

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Identified Cost $430)			433

FOREIGN GOVERNMENT SECURITIES—0.2%

Kingdom of Norway Series 470 6.500%, 5/15/13	875	NOK	157

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $147)			157

MORTGAGE-BACKED SECURITIES—34.5%

Agency—7.2%
FNMA
6.000%, 5/1/16	89		95
10.500%, 12/1/16	—	(4)	—	(4)
4.000%, 8/1/25	360		385
9.000%, 10/1/25	1		1
3.000%, 6/1/27	590		627
2.500%, 9/1/27(8)	1,498		1,577
4.000%, 11/1/31	1,001		1,086
4.500%, 4/1/40	487		529
3.500%, 4/1/42	582		625
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	64		61
GNMA
7.000%, 7/15/23	3		4
7.000%, 9/15/23	18		21
7.000%, 9/15/23	2		3
7.000%, 1/15/24	19		22
7.000%, 9/15/24	17		19
7.000%, 7/15/25	22		26
7.000%, 7/15/25	9		10
7.000%, 7/15/25	15		18

			5,109

	PAR VALUE	VALUE
Non-Agency—27.3%
Banc of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	$85	$86
Banc of America Re-Remic Trust 144A 3.440%, 8/15/17(2)(3)	200	202
Bank of America (Merrill Lynch) - Deutsche Bank 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	312
Bayview Commercial Asset Trust 144A 1.717%, 1/25/38(2)(3)	330	276
Bear Stearns Adjustable Rate Mortgage Trust 03-9, 4A1 4.871%, 2/25/34(2)	269	275
Bear Stearns Alternate Loan Trust 05-4, 24A1 2.983%, 5/25/35(2)	170	160
Bear Stearns Asset Backed Securities Trust 5.500%, 9/25/33(2)	679	695
Bear Stearns Commercial Mortgage Securities, Inc.
04-T14, A4 5.200%, 1/12/41(2)	625	657
04-PWR3, A4 4.715%, 2/11/41	575	598
06-PW13, AM 5.582%, 9/11/41(2)	300	334
07-PW18, A4 5.700%, 6/11/50	300	356
Citigroup - Deutsche Bank Commercial Mortgage Trust
06-CD2, A4 5.482%, 1/15/46(2)	275	310
07-CD4, A4 5.322%, 12/11/49	275	313
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	682	677
04-24CB, 1A1 6.000%, 11/25/34	499	496
Credit Suisse Mortgage Capital Certificates 07-C2, A3 5.542%, 1/15/49(2)	165	185
Deutsche Bank - UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	383
Deutsche Bank Alternative Loan Trust - A Securities, Inc. 05-3, 4A5 5.250%, 6/25/35	206	202
Extended Stay America Trust
10-ESHA, C 144A 4.860%, 11/5/27(3)	140	141
10-ESHA, D 144A 5.498%, 11/5/27(3)	400	403
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	510	520

1

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
GMAC Commercial Mortgage Securities, Inc. 04-C3, A4 4.547%, 12/10/41	$238	$238
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.460%, 6/25/34(2)	362	374
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G 144A 2.790%, 3/6/20(2)(3)	400	400
07-GG10, A4 5.790%, 8/10/45(2)	275	315
Greenwich Capital Commercial Funding Corp. 07- GG9, A4 5.444%, 3/10/39	475	542
JPMorgan Chase Commercial Mortgage Securities Corp.
06-LDP9, A3 5.336%, 5/15/47	300	342
07-CB18, A3 5.447%, 6/12/47	380	404
JPMorgan Chase Mortgage Trust 05-A4, 3A1 2.620%, 7/25/35(2)	235	233
Lehman Brothers - UBS Commercial Mortgage Trust
05-C5, A3 4.964%, 9/15/30	43	43
06-C6, A4 5.372%, 9/15/39	500	577
07-C2, A3 5.430%, 2/15/40	525	601
07-C7, A3 5.866%, 9/15/45(2)	400	477
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	295	301
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	354	369
Morgan Stanley Capital I, Inc.
06-T23, A2 5.918%, 8/12/41(2)	332	338
06-IQ12, A4 5.332%, 12/15/43	265	307
07-IQ14, A4 5.692%, 4/15/49(2)	300	343
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(2)	1,048	611
ORES NPL LLC 144A 4.000%, 9/25/44(3)	260	262
Residential Funding Mortgage Securities II Home Loan Trust, 01-HS2, A5 6.920%, 4/25/31	38	38
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	300	306
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	224	232
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(3)	462	465
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	421	410
03-34A, 6A 2.860%, 11/25/33(2)	567	561

	PAR VALUE	VALUE
Non-Agency—(continued)
SunTrust Adjustable Rate Mortgage Loan Trust 07- S1, 5A1 4.770%, 1/25/37(2)	$115	$113
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.736%, 5/15/43(2)	275	303
07-C30, A5 5.342%, 12/15/43	600	679
07-C31, A4 5.509%, 4/15/47	300	344
07-C32, A3 5.750%, 6/15/49(2)	615	708
07-C33, A4 6.122%, 2/15/51(2)	275	324
Wells Fargo Mortgage Backed Securities Trust 05- 14, 2A1 5.500%, 12/25/35	270	287

		19,428

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,482)		24,537

ASSET-BACKED SECURITIES—16.0%

Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	700	712
AmeriCredit Automobile Receivables Trust
11-5, A3 1.550%, 7/8/16	465	472
12-1, C 2.670%, 1/8/18	153	157
12-3, C 2.420%, 5/8/18	369	375
12-3, D 3.030%, 7/9/18	453	460
12-4, D 2.680%, 10/9/18	160	160
Avis Budget Rental Car Funding (AESOP LLC) 09- 2A, A 144A 5.680%, 2/20/14(3)	317	320
BXG Receivables Note Trust 10-A, A 144A 2.660%, 12/2/27(3)	160	160
CarMax Auto Owner Trust 12-1, A3 0.890%, 9/15/16	570	574
Centerpoint Energy Transition Bond Co. LLC
01-1, A4 5.630%, 9/15/15	113	117
12-1, A1 0.901%, 4/15/18	565	571
Citibank Credit Card Issuance Trust
03-A10, A10 4.750%, 12/10/15	555	584
05-A2, A2 4.850%, 3/10/17	495	548
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	510	556
Conseco Financial Corp. 7.140%, 3/15/28	471	516
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	298	332
Exeter Automobile Receivables Trust 12-2A, C 144A 3.060%, 7/16/18(3)	200	200

2

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	$268	$270
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	120	130
Honda Auto Receivables Owner Trust 10-1, A4 1.980%, 5/23/16	160	161
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	231	232
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	130	138
Residential Funding Mortgage Securities II, Inc. 07- HI1, A3 5.720%, 3/25/37	155	155
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	300	305
12-5, C 2.700%, 8/15/18	150	152
Sierra Receivables Funding Co., LLC 10-3A, B 144A 4.440%, 11/20/25(3)	219	226
SLM Corp. 12-C, A2 144A 3.310%, 10/15/46(3)	300	317
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(3)	238	238
Structured Asset Securities Corp.
03-AL2, A 144A 3.357%, 1/25/31(3)	287	288
05-2XS, 2A2 1.731%, 2/25/35(2)	343	293
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	262	285
USAA Auto Owner Trust 09-2, A4 2.530%, 7/15/15	1,060	1,069
World Omni Automobile Lease Securitization Trust 12-A, A3 0.930%, 11/16/15	300	302

TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,264)		11,375

CORPORATE BONDS AND NOTES—34.1%

Consumer Discretionary—2.8%
Allison Transmission, Inc. 0.000%, 8/23/19	37	37
CBS Corp. 1.950%, 7/1/17	175	179
DISH DBS Corp. 144A 4.625%, 7/15/17(3)	60	62
Hewlett-Packard Co. 1.550%, 5/30/14	635	639
Hutchison Whampoa International Ltd. 144A 4.625%, 9/11/15(3)	275	298
QVC, Inc.
144A 7.125%, 4/15/17(3)	100	106
144A 7.500%, 10/1/19(3)	200	221
Time Warner Cable, Inc. 6.750%, 7/1/18	215	270

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Wyndham Worldwide Corp. 5.750%, 2/1/18	$200	$225

		2,037

Consumer Staples—0.4%
Bunge Ltd. Finance Corp. 5.100%, 7/15/15	125	134
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(3)	150	166

		300

Energy—0.8%
Anadarko Petroleum Corp.
6.375%, 9/15/17	275	332
8.700%, 3/15/19	75	101
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	105	121

		554

Financials—21.9%
Aircastle Ltd. 6.750%, 4/15/17	150	162
American Express Credit Corp.
5.875%, 5/2/13	100	103
Series C, 7.300%, 8/20/13	50	53
American International Group, Inc.
2.375%, 8/24/15	90	91
4.875%, 9/15/16	200	223
Banco Bilbao Vizcaya Argentaria Bancomer SA
3.250%, 5/16/14	100	99
144A 4.500%, 3/10/16(3)	150	158
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	200	211
144A 4.500%, 1/12/17(3)	200	213
Banco de Credito e Inversiones 144A 3.000%, 9/13/17(3)	225	225
Banco Santander SA 144A 4.500%, 4/6/15(3)	325	334
Bangkok Bank Plc 144A 2.750%, 3/27/18(3)	250	251
Barclays Bank plc
5.200%, 7/10/14	100	107
144A 6.050%, 12/4/17(3)	100	108
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	100	125
Capital One Financial Corp. 6.150%, 9/1/16	625	714
Chubb Corp. (The) 6.375%, 3/29/67(2)	175	186
Citigroup, Inc.
4.875%, 5/7/15	275	292
0.678%, 6/9/16(2)	100	92
5.500%, 2/15/17	75	83

3

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
CNA Financial Corp. 5.850%, 12/15/14	$175	$190
Cooperative Centrale Raiffeissen-Boerenleenbank NV 2.125%, 10/13/15	415	428
Countrywide Financial Corp. 6.250%, 5/15/16	275	300
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	575
Fifth Third Bancorp
6.250%, 5/1/13	635	656
4.500%, 6/1/18	150	166
First Horizon National Corp. 5.375%, 12/15/15	50	55
General Electric Capital Corp. 5.625%, 5/1/18	365	431
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	120	123
Genworth Financial, Inc.
5.750%, 6/15/14	25	26
7.625%, 9/24/21	100	102
Goldman Sachs Group, Inc. (The)
3.700%, 8/1/15	635	670
5.350%, 1/15/16	75	83
5.625%, 1/15/17	75	83
7.500%, 2/15/19	50	62
HCP, Inc. 3.750%, 2/1/19	275	288
Health Care REIT, Inc. 4.700%, 9/15/17	200	221
HSBC Finance Corp. 4.750%, 7/15/13	295	304
Hyundai Capital Services, Inc.
144A 4.375%, 7/27/16(3)	200	216
144A 2.125%, 10/2/17(3)	60	60
Jefferies Group, Inc. 5.125%, 4/13/18	150	152
JPMorgan Chase & Co. 6.125%, 6/27/17	75	88
KeyCorp 6.500%, 5/14/13	75	78
Lincoln National Corp.
8.750%, 7/1/19	50	66
6.050%, 4/20/67(2)(7)	75	73
Macquarie Bank Ltd. 144A 3.450%, 7/27/15(3)	80	82
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13	100	102
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(3)	230	235
Morgan Stanley
6.000%, 5/13/14	100	106
3.800%, 4/29/16	535	553
5.750%, 10/18/16	100	110
PNC Funding Corp. 5.625%, 2/1/17	10	11
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	65

	PAR VALUE	VALUE
Financials—(continued)
Prudential Financial, Inc.
4.750%, 9/17/15	$100	$110
3.000%, 5/12/16	255	268
8.875%, 6/15/38(2)(7)	100	123
Regions Financial Corp.
4.875%, 4/26/13	510	520
5.750%, 6/15/15	50	54
Royal Bank of Scotland plc (The) 3.950%, 9/21/15	635	674
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	200	212
Ryder System, Inc. 2.500%, 3/1/17	220	224
Santander Holdings USA, Inc. 3.000%, 9/24/15	20	20
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	200	199
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	159
Sberbank of Russia (Sberbank CapItal SA) 144A 4.950%, 2/7/17(3)(6)	400	420
SLM Corp. 4.625%, 9/25/17	265	269
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	231
Telecom Italia Capital SA
6.175%, 6/18/14	100	105
7.175%, 6/18/19	50	55
Toyota Motor Credit Corp. 2.050%, 1/12/17	635	660
Ventas Realty LP (Ventas Capital Corp.) 4.000%, 4/30/19	175	187
Wells Fargo & Co. 5.125%, 9/15/16	100	112
Willis Group Holdings plc 4.125%, 3/15/16	125	133
Zions Bancorp
7.750%, 9/23/14	150	164
4.500%, 3/27/17	75	77

		15,566

Health Care—0.7%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	90	94
Express Scripts Holding Co. 144A 3.500%, 11/15/16(3)	225	243
HCA, Inc. 6.500%, 2/15/20	170	189

		526

Industrials—5.0%
America West Airlines, Inc. Pass-Through-Trust Series 99-1, G 7.930%, 1/2/19	118	125

4

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	$126	$135
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	283	308
99-1, A 6.545%, 2/2/19	210	230
98-1, A 6.648%, 3/15/19	83	89
01-A1 6.703%, 6/15/21	135	148
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	550	564
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	215
Textron, Inc. 4.625%, 9/21/16	635	688
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	324	338
99-1A 8.360%, 1/20/19	182	199
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	439	502

		3,541

Information Technology—0.2%
Tech Data Corp. 3.750%, 9/21/17	15	15
Xerox Corp. 4.250%, 2/15/15	100	106

		121

Materials—0.9%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	226
CRH America, Inc. 8.125%, 7/15/18	100	122
International Paper Co. 9.375%, 5/15/19	125	169
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	95	97

		614

Telecommunication Services—1.2%
America Movil SAB de CV 2.375%, 9/8/16	250	260
CenturyLink, Inc. 6.000%, 4/1/17	100	112
Qwest Corp. 6.500%, 6/1/17	100	118
Sprint Nextel Corp. 6.000%, 12/1/16	115	119
Telefonica Emisiones SAU 6.421%, 6/20/16	175	185
Verizon Communications, Inc. 4.600%, 4/1/21	70	83

		877

Utilities—0.2%
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	125	149

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $23,496)		24,285

	PAR VALUE	VALUE
LOAN AGREEMENTS—2.0%

Consumer Discretionary—0.4%
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	$145	$149
Charter Communications Operating LLC Tranche D, 4.000%, 5/15/19	125	125

		274

Financials—0.2%
RPI Finance Trust 4.000%, 11/9/18	124	126

Health Care—0.8%
DaVita, Inc. 0.000%, 8/19/19	87	87
Health Management Associates, Inc. Tranche B, 4.500%, 11/16/18	136	138
Hologic, Inc. 4.500%, 8/1/19	125	127
Valeant Pharmaceuticals International, Inc.
Tranche B, 4.750%, 2/13/19	23	23
Series A Tranche B, 4.750%, 2/13/19	81	81
Tranche B, 4.750%, 2/13/19	12	12
Tranche B, 4.750%, 2/27/19	50	50
Tranche B, 4.750%, 9/27/19	25	25
Warner Chilcott Co. LLC Tranche B-2, 4.250%, 3/15/18	8	8
Warner Chilcott Corp.
Tranche B-1, 4.250%, 3/15/18	6	6
Tranche B-1, 4.250%, 3/15/18	16	17
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	11	11

		585

Industrials—0.4%
AWAS Finance Luxemborg S.A. 5.750%, 7/16/18	115	116
WireCo Worldgroup, Inc. 6.000%, 2/15/17	35	36
Zuffa LLC 7.500%, 6/19/15	154	155

		307

Information Technology—0.0%
Genpact Ltd. 4.250%, 8/30/19	25	25

Materials—0.2%
Huntsman International LLC Extended Tranche B, 2.790%, 4/19/17	148	149

5

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

TOTAL LOAN AGREEMENTS (Identified Cost $1,447)		1,466

	SHARES	VALUE
PREFERRED STOCK—0.1%

Financials—0.1%
JPMorgan Chase & Co. 7.90%(2)	75,000	$85

TOTAL PREFERRED STOCK (Identified Cost $81)		85

TOTAL LONG TERM INVESTMENTS—97.0% (Identified cost $68,081)		69,084	(9)

SHORT-TERM INVESTMENTS—4.3%

Money Market Mutual Funds—4.3%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	3,035,322	3,035

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,035)		3,035

TOTAL INVESTMENTS—101.3% (Identified Cost $71,116)		72,119	(1)

Other assets and liabilities, net—(1.3)%		(922)

NET ASSETS—100.0%		$71,197

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Foreign Currency:

NOK	Norwegian Krone

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $11,492 or 16.1% of net assets.

(4)	Amount is less than $500.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	Interest payments may be deferred.
(8)	This security has a delayed delivery settlement date.
(9)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

6

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)
Country Weightings †
United States	90%
Brazil	1
Luxembourg	1
Mexico	1
Norway	1
Spain	1
United Kingdom	1
Other	4

Total	100%

†	% of total investments as of September 30, 2012

7

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$11,375	$—	$11,375
Corporate Bonds And Notes	24,285	—	24,285
Foreign Government Securities	157	—	157
Loan Agreements	1,466	—	1,466
Mortgage-Backed Securities	24,537	—	24,537
U.S. Government Agency Obligations	433	—	433
U.S. Government Securities	6,746	—	6,746
Equity Securities:
Preferred Stock	85	—	85
Short-Term Investments	3,035	3,035	—

Total Investments	$72,119	$3,035	$69,084

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—98.2%

Alabama—1.7%
City of Pell Special Care Facilities Financing Authority, 4.000%, 12/1/25	$500	$517
5.000%, 12/1/25	1,000	1,117
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,008

		5,642

Arizona—3.5%
Arizona State University, Board of Regents, Series A 0.180%, 7/1/34(2)	4,800	4,800
City of Mesa, Series A 5.000%, 7/1/20	2,000	2,208
Maricopa County School District No. 6, Washington Elementary School, Series B 3.000%, 7/1/26	3,000	2,967
Salt River Project Agricultural Improvement & Power District Electric, Series B (Pre-refunded 1/1/13 @ $100) 5.000%, 1/1/25	2,000	2,023

		11,998

California—7.0%
City of Lodi, Wastewater System Certificates of Participation, Series A (NATL Insured) 5.500%, 10/1/18	1,535	1,694
City of San Francisco Public Utilities Commission, Series A (NATL Insured) (Pre-refunded 11/1/12 @ $100) 5.000%, 11/1/27	1,035	1,039
Grossmont Healthcare District, 2006 Election, Series B 6.000%, 7/15/34	2,000	2,439
M-S-R Energy Authority, Series C 6.500%, 11/1/39	1,655	2,148
San Diego Unified School District, 2008-C - Election 0.000%, 7/1/35	3,000	1,013
2008-C - Election 0.000%, 7/1/36	1,000	319
South Gate Utility Authority, Water and Sewer System, (NATL, FGIC Insured) 0.000%, 10/1/19	1,385	1,052
State Educational Facilities Authority, University of Southern California, Series A 5.250%, 10/1/38	2,000	2,327
State of California, 5.250%, 2/1/29	2,000	2,360
6.000%, 11/1/35	2,750	3,351

	PAR VALUE	VALUE
California—(continued)
State of California, Unrefunded Balance 2007 5.000%, 10/1/23	$2,630	$2,636
Sunnyvale School District, Election 2004, Series C 5.500%, 9/1/34	2,500	3,396

		23,774

Colorado—5.0%
Denver City & County School District No.1, Series A 5.500%, 12/1/26	1,375	1,710
Gunnison Watershed School District No. 1-J, Series 09 5.250%, 12/1/22	500	603
Public Authority For Colorado Energy, Natural Gas Purchase, 6.125%, 11/15/23	2,135	2,524
6.250%, 11/15/28	2,250	2,712
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	788
State Public Highway Authority, E-470, Series B (NATL Insured) 0.000%, 9/1/29	665	267
University of Colorado, Enterprise System, Series A 5.625%, 6/1/22	2,650	3,310
5.000%, 6/1/24	1,000	1,223
5.000%, 6/1/25	2,220	2,702
Series A 5.375%, 6/1/38	1,000	1,171

		17,010

Connecticut—2.1%
State Health & Educational Facilitiy Authority, Yale University, Series Y-2 0.170%, 7/1/33(2)	2,000	2,000
Series U 0.170%, 7/1/35(2)	1,870	1,870
State of Connecticut, Series E 4.000%, 9/15/27	3,000	3,349

		7,219

District of Columbia—1.4%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail, Second Lien Sr. Series B (AGC Insured) 0.000%, 10/1/36	2,000	588
Second Lien Series C (AGC Insured) 0.000%, 10/1/41	4,000	3,987

		4,575

1

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Florida—3.4%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	$1,050	$1,292
City of Miami Beach, Series A 5.250%, 9/1/23	1,265	1,504
Series A 4.750%, 9/1/41	900	964
Miami-Dade County Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,147
Orange County, Sales Tax, Series B (NATL, FGIC Insured) (Pre-refunded 1/1/13 @ $100) 5.125%, 1/1/32	2,000	2,024
State Board of Education, Public Education Capital Outlay 2006, Series A (AGM Insured) 4.000%, 6/1/18	2,135	2,394
State Department of Transportation, Right of Way, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,123

		11,448

Georgia—5.1%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,786
DeKalb County, Water & Sewer, Series A 5.250%, 10/1/26	2,750	3,373
Series A 5.250%, 10/1/31	1,780	2,114
Series A 5.250%, 10/1/41	2,000	2,281
Fulton County Development Authority, Georgia Tech Athletic Association, Series A 5.000%, 10/1/42	1,000	1,123
Metropolitan Atlanta Rapid Transit Authority, Third Indenture, Series A 4.000%, 7/1/31	3,000	3,233
State of Georgia, Series A 4.000%, 7/1/32	3,000	3,351

		17,261

Idaho—0.5%
State Housing & Finance Association, Federal Highway, Series A 4.500%, 7/15/29	1,500	1,657

Illinois—9.2%
Chicago Park District, Series A (NATL, FGIC Insured) 5.000%, 1/1/31	1,775	1,961
City of Chicago, O’hare International Airport, Pasenger Facilities Charge, Series A 5.000%, 1/1/20	750	887

	PAR VALUE	VALUE
Illinois—(continued)
Wastewater Transmission, Second Lien 5.000%, 1/1/22	$1,000	$1,236
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	435
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	583
State Development Finance Authority, DePaul University, Series C 5.625%, 10/1/20	1,000	1,088
State Educational Facilities Authority, University of Chicago, Series A (Pre-refunded 7/1/13 @ $100) 5.250%, 7/1/22	3,000	3,112
State Finance Authority, KishHealth System, 4.750%, 10/1/18	700	783
Loyola University, Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,081
University of Chicago, Series A (Pre-refunded 7/1/14 @ $100) 5.000%, 7/1/26	1,000	1,081
Art Institute of Chicago, Series A 6.000%, 3/1/38	1,875	2,133
Rush University Medical Center, Series A 7.250%, 11/1/38	1,050	1,319
State of Illinois, Sales Tax, 5.000%, 6/15/23	3,250	3,473
State Toll Highway Authority, Series A-1 (AGM Insured) 5.000%, 1/1/21	3,050	3,483
Series A-1 (AGM Insured) 5.000%, 1/1/24	1,015	1,144
University of Illinois, Auxiliary Facilities System, Series A
5.500%, 4/1/31	1,540	1,819
5.125%, 4/1/36	500	566
5.250%, 4/1/41	500	566
University of Illinois, South Farms Project, (NATL, FGIC Insured) 5.250%, 9/1/20	4,325	4,391

		31,141

Indiana—3.2%
Indiana University, (AMBAC Insured) (Pre-refunded 11/15/14 @ $100) 5.250%, 11/15/17	1,055	1,166
Series A 5.250%, 6/1/23	1,320	1,637
Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	2,500	2,974
State Finance Authority, 5.000%, 2/1/31	2,000	2,357

2

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Indiana—(continued)
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) 5.000%, 7/15/24	$2,535	$2,762

		10,896

Iowa—0.8%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,710

Louisiana—1.1%
State of Louisiana, Series C 5.000%, 7/15/25	3,000	3,739

Maryland—4.0%
City of Baltimore, Convention Center, Sr. Series A (XLCA Insured)
5.250%, 9/1/22	400	415
5.250%, 9/1/23	1,500	1,552
City of Baltimore, Wastewater Project, Series A
5.000%, 7/1/36	350	410
5.000%, 7/1/41	750	872
5.000%, 7/1/41	750	872
State Health & Higher Educational Facilities Authority, Anne Arundel County Health System, Series A 6.750%, 7/1/29	2,015	2,474
5.000%, 7/1/32	250	271
State of Maryland, Series A 5.000%, 11/1/17	5,415	6,587

		13,453

Massachusetts—3.5%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,283
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,826
Commonwealth Health & Educational Facilities Authority, Harvard University, Series A 5.500%, 11/15/36	2,000	2,433
Commonwealth of Massachusetts, Series B 0.190%, 8/1/15(2)	3,000	3,000
Commonwealth School Building Authority, Sr. Series A 5.000%, 8/15/30	835	1,019
Sr. Series B 5.000%, 10/15/35	1,000	1,173
Sr. Series B 5.000%, 10/15/41	1,000	1,156

		11,890

	PAR VALUE	VALUE
Michigan—2.8%
City of Detroit, Water Supply System, Sr. Lien Series A (AGM insured) 5.000%, 7/1/23	$4,750	$5,044
Sewer Disposal, Sr. Lien Series B (AGM Insured) 7.500%, 7/1/33	1,000	1,263
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,183
University of Michigan Hospital Series A, Series A 0.200%, 12/1/37(2)	2,035	2,035

		9,525

Missouri—3.6%
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,281
State Health & Educational Facilities Authority, Washington University, Series D 0.190%, 9/1/30(2)	2,000	2,000
State Health & Educational Facilities Authority, St. Louis University, Series B-2 0.190%, 10/1/35(2)	7,000	7,000
Series A-2 0.200%, 10/1/35(2)	1,000	1,000

		12,281

Nebraska—0.4%
University of Nebraska - Lincoln, Series A 5.000%, 7/1/22	1,000	1,203

Nevada—0.4%
Las Vegas Valley Water District, Series B (AGM Insured) 5.000%, 6/1/25	1,000	1,206

New Jersey—2.7%
State Economic Development Authority, (AGM Insured) 5.000%, 6/15/22	3,000	3,474
State Housing & Mortgage Finance Agency, 4.375%, 4/1/28	2,000	2,171
State Transportation Trust Fund Authority, Series B 5.500%, 6/15/31	1,500	1,816
Series A 6.000%, 6/15/35	1,500	1,833

		9,294

New York—8.7%
City of New York, Series E-1 6.250%, 10/15/28	1,000	1,252
City of New York, Industrial Development Agency, Queens Baseball Stadium Project, (AMBAC Insured) 5.000%, 1/1/20	900	963

3

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York—(continued)
(AGC Insured) 6.125%, 1/1/29	$500	$594
(AMBAC Insured) 5.000%, 1/1/31	470	483
(AGC Insured) 6.375%, 1/1/39	1,000	1,170
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09, 5.500%, 6/15/21	500	611
5.500%, 6/15/22	1,000	1,218
5.625%, 6/15/24	1,050	1,283
5.750%, 6/15/40	6,590	7,880
City of New York, Transitional Finance Authority, Building Aid, Sub-Series S-1A 5.000%, 7/15/25	1,000	1,202
Series B 5.000%, 8/1/28	1,000	1,034
Hudson Yards Infrastructure Corp., Series A 5.750%, 2/15/47	1,400	1,654
Long Island Power Authority, Series A 5.000%, 9/1/42	1,300	1,455
Metropolitan Transportation Authority, Series A 2.000%, 11/15/12	610	611
Series 2008C 6.250%, 11/15/23	3,140	3,981
State Dormitory Authority, Series A 5.000%, 12/15/30	3,000	3,629
State Thruway Authority, Series I 5.000%, 1/1/37	500	563

		29,583

North Carolina—1.5%
State of North Carolina, Public Improvements, Series G 0.180%, 5/1/21(2)	4,000	4,000
State Turnpike Authority, 5.000%, 7/1/36	1,000	1,154

		5,154

North Dakota—0.4%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,378

Ohio—2.1%
City of Columbus School District, School Facilities Constructions & Improvements, (AGM Insured) 5.000%, 12/1/19	500	581
City of Piqua School District, School Improvements, 3.500%, 12/1/31	500	508
School Improvements, 3.625%, 12/1/32	750	766
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,467

	PAR VALUE	VALUE
Ohio—(continued)
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39	$1,000	$1,145
State of Ohio, Common Schools, Series A 5.000%, 9/15/24	2,000	2,573

		7,040

Oklahoma—0.7%
State Turnpike Authority, Second Sr. Series B, 5.000%, 1/1/29	1,250	1,484
5.000%, 1/1/31	750	882

		2,366

Pennsylvania—2.4%
Chester County Health & Education Facilities Authority, Chester County Hospital, Series A 6.750%, 7/1/31	1,000	1,001
Commonwealth Turnpike Commission Authority, Sub-Series B 5.250%, 12/1/31	2,000	2,309
Sub-Series B2 0.000%, 12/1/34	1,750	1,713
Sub-Series E 0.000%, 12/1/38	2,000	1,937
Reading Area Water Authority, 5.250%, 12/1/36	1,000	1,115

		8,075

Puerto Rico—2.4%
Commonwealth Sales Tax Finance Corp., Sub-Series A (Pre-refunded 2/1/14 @ $100) 6.125%, 8/1/29	85	92
Unrefunded Balance, Sub-Series A 6.125%, 8/1/29	2,915	3,079
First Sub-Series A 6.000%, 8/1/42	1,185	1,317
First Sub-Series A 6.500%, 8/1/44	3,000	3,481

		7,969

South Carolina—0.4%
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28	1,020	1,219

Texas—10.5%
Alamo Community College District, 4.000%, 8/15/37	2,820	2,939
Carrollton-Farmers Branch Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	2,500	3,114

4

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Texas—(continued)
City of Corpus Christi, General Improvement, 5.000%, 3/1/28	$3,060	$3,629
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23	3,000	3,321
General Improvement, 4.000%, 2/1/30	1,000	1,103
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,132
Forney Independent School District, School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750	909
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	2,000	2,446
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B 7.250%, 12/1/35	2,450	3,063
North Texas Municipal Water District, 4.000%, 9/1/30	3,000	3,265
Southmost Regional Water Authority, Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23(4)	1,085	1,304
State Municipal Gas Acquisition & Supply Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580	1,935
State Municipal Gas Acquisition & Supply Corp. II, 0.947%, 12/15/12(2)	3,000	2,427
State of Texas, Series A 0.180%, 12/1/42(2)	4,000	4,000

		35,587

Vermont—1.0%
University of Vermont & State Agricultural College, Series A 5.000%, 10/1/38	3,000	3,409

Virginia—1.8%
Commonwealth Housing Development Authority, 3.625%, 3/1/32	1,565	1,600
Commonwealth Public Schools Authority, School Financing, Series 1997 5.000%, 8/1/22	3,000	3,817
Commonwealth University Health System Authority, 4.750%, 7/1/41	500	550

		5,967

Washington—3.0%
State of Washington, Series R-2013A 5.000%, 7/1/22	5,000	6,352

	PAR VALUE	VALUE
Washington—(continued)
Motor Vehicle Fuel, Series B-1 5.000%, 8/1/25	$3,000	$3,671

		10,023

Wisconsin—1.9%
State Department of Transportation, Series 2 5.000%, 7/1/24	2,000	2,509
State of Wisconsin, Series B 5.000%, 5/1/21	3,000	3,779

		6,288

TOTAL MUNICIPAL BONDS (Identified Cost $307,645)		331,980

TOTAL LONG TERM INVESTMENTS—98.2% (Identified cost $307,645)		331,980	(5)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.6%

Money Market Mutual Funds—2.6%
BlackRock Liquidity Funds MuniCash Portfolio - Insitutional Shares (seven-day effective yield 0.100%)	8,725,788	8,726

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,726)		8,726

TOTAL INVESTMENTS—100.8% (Identified Cost $316,371)		340,706	(1)

Other assets and liabilities, net—(0.8)%		(2,737)

NET ASSETS—100.0%		$337,969

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(3)	At September 30, 2012, 18% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
None of the Insurers concentration exceeds 10% of the Funds’ net assets.
(4)	This security has a delayed delivery settlement date.
(5)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

5

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$331,980	$—	$331,980
Equity Securities:
Short-Term Investments	8,726	8,726	—

Total Investments	$340,706	$8,726	$331,980

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Insight Government Money Market Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—3.9%

U.S. Treasury Bill
0.030%, 10/4/12(3)	$21,200	$21,200
0.055%, 10/25/12(3)	25,000	24,999

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $46,199)		46,199

FEDERAL AGENCY SECURITIES—57.7%

FFCB
0.220%, 10/1/12 (1/25/13(5)))(2)(4)	11,675	11,674
0.202%, 10/2/12 (1/28/13(5))(2)(4)	7,150	7,147
0.212%, 10/2/12 (4/16/13(5))(2)(4)	17,000	17,003
0.222%, 10/2/12 (2/20/13(5))(2)(4)	14,000	13,995
0.197%, 10/24/12 (1/24/13(5))(2)(4)	4,250	4,251
0.165%, 11/20/12(3)	9,489	9,487
FHLB
0.115%, 10/3/12(3)	15,000	15,000
0.050%, 10/5/12(3)	7,850	7,850
0.010%, 10/10/12(3)	20,000	20,000
0.050%, 10/10/12(3)	6,000	6,000
0.060%, 10/10/12(3)	7,000	7,000
0.120%, 10/10/12(3)	5,100	5,100
0.150%, 10/12/12(3)	10,000	10,000
0.065%, 10/19/12(3)	15,000	14,999
0.130%, 10/19/12(3)	17,000	16,999
0.050%, 10/24/12(3)	15,000	14,999
0.125%, 10/25/12	20,000	20,000
0.230%, 10/25/12	3,000	3,000
0.140%, 11/2/12(3)	5,100	5,099
0.125%, 11/7/12	10,000	10,000
0.135%, 11/9/12(3)	10,000	9,999
0.165%, 11/9/12(3)	10,000	9,998
1.625%, 11/21/12	3,780	3,788
0.140%, 11/23/12(3)	10,000	9,998
0.160%, 11/30/12(3)	10,000	9,997
1.750%, 12/14/12	6,925	6,947
0.150%, 2/13/13(3)	5,900	5,897
1.625%, 3/20/13	7,330	7,380
0.230%, 4/17/13	3,100	3,100
0.125%, 4/23/13(3)	10,000	9,993
0.170%, 5/6/13(3)	10,000	9,999
0.170%, 5/21/13(3)	10,000	9,989
0.300%, 6/5/13	8,000	8,000
0.250%, 7/1/13	9,000	8,998

	PAR VALUE	VALUE
FHLMC
0.155%, 10/1/12(3)	$7,500	$7,500
0.280%, 10/1/12 (10/12/12(5))(2)(4)	15,250	15,250
0.100%, 10/2/12(3)	20,000	20,000
0.130%, 10/3/12(3)	3,880	3,880
0.110%, 10/9/12(3)	10,000	10,000
0.130%, 10/16/12(3)	3,000	3,000
0.050%, 10/22/12(3)	11,000	11,000
0.115%, 10/29/12(3)	20,000	19,998
0.625%, 10/30/12	8,000	8,003
0.130%, 11/13/12(3)	15,000	14,998
0.135%, 11/26/12(3)	10,000	9,998
0.160%, 11/26/12(3)	5,000	4,999
0.375%, 11/30/12	15,000	15,006
0.185%, 12/27/12(3)	10,000	9,995
0.150%, 1/3/13(3)	12,800	12,795
0.150%, 2/25/13(3)	25,500	25,484
0.150%, 3/11/13(3)	8,000	7,995
FNMA
0.150%, 10/1/12(3)	15,000	15,000
0.115%, 10/3/12(3)	6,300	6,300
0.272%, 10/3/12 (3/14/13(5))(2)(4)	9,000	8,998
0.060%, 10/10/12(3)	20,000	20,000
0.145%, 10/15/12(3)	5,000	5,000
0.249%, 10/22/12 (12/20/12(5))(2)(4)	9,505	9,508
0.115%, 10/31/12(3)	8,622	8,621
0.160%, 11/7/12(3)	8,235	8,234
0.375%, 12/28/12	20,000	20,009
1.500%, 6/26/13	7,925	8,001
Overseas Private Investment Corp.
0.160%, 10/1/12 (11/15/13(5))(2)(4)	5,510	5,510
0.160%, 10/3/12 (10/20/17(5))(2)(4)	2,500	2,500
0.160%, 10/3/12 (06/28/28(5))(2)(4)	9,000	9,000
0.180%, 10/3/12 (6/15/17(5))(2)(4)	15,000	15,000

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $675,268)		675,268

REPURCHASE AGREEMENTS—38.4%

Barclays Bank plc 0.200% dated 9/28/12 due 10/1/12, repurchase price $28,000 collateralized by U.S. Treasury, 2.125%, 2/29/16 market value $28,560	28,000	28,000

1

Virtus Insight Government Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Goldman Sachs & Co. 0.200% dated 9/28/12 due 10/1/12, repurchase price $193,000 collateralized by FHLMC, FNMA, 3.50%- 5.000%, 9/1/26-10/1/42 market value $196,860	$193,000	$193,000
Merrill Lynch, Pierce, Fenner & Smith 0.170%dated 9/28/12 due 10/1/12, repurchase price $228,586 collateralized by FNMA and FHLMC, 3.500% - 4.00%, 10/1/25 - 1/1/42 market value $233,157	228,586	228,586

TOTAL REPURCHASE AGREEMENTS (Identified Cost $449,586)		449,586

TOTAL INVESTMENTS—100.0% (Identified Cost $1,171,053)		1,171,053	(1)

Other assets and liabilities, net—0.0%		147

NET ASSETS—100.0%		$1,171,200

Abbreviations:

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend

(1)	Federal Income Tax Information: At September 30, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 2 Significant Observable Inputs
Debt Securities:
Federal Agency Securities	$675,268	$675,268
Repurchase Agreements	449,586	449,586
U.S. Government Securities	46,199	46,199

Total Investments	$1,171,053	$1,171,053

There are no level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

Virtus Insight Money Market Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER(5)—32.9%

Atlantis One 0.310%, 10/9/12	$10,000	$9,999
Bryant Park Funding LLC 0.180%, 10/12/12	12,000	11,999
ConocoPhillips 0.120%, 10/12/12	12,000	12,000
Erste Abwicklungsanstalt 0.350%, 12/28/12	10,000	9,991
Jupiter Securitization Co. LLC 0.180%, 10/9/12	4,500	4,500
Kells Funding LLC
0.200%, 10/19/12	4,000	4,000
0.360%, 10/31/12	5,000	4,999
0.330%, 11/14/12	5,000	4,998
Market Street Funding Corp.
0.050%, 10/1/12	6,500	6,500
0.180%, 11/28/12	7,500	7,498
Metlife 0.360%, 3/18/13	5,900	5,890
Nordea North America
0.250%, 12/7/12	4,000	3,998
0.340%, 3/4/13	5,500	5,492
Old Line Funding LLC
0.240%, 11/20/12	7,000	6,998
0.320%, 3/4/13	6,000	5,992
Regency Markets No.1 LLC
0.210%, 10/15/12	7,000	6,999
0.320%, 11/15/12	5,000	4,998
Skandinav Enskilda Bank
0.380%, 12/13/12	5,000	4,996
0.480%, 12/13/12	5,000	4,995
Svenska Handelsbanken AB 0.300%, 10/9/12	7,500	7,500
Westpac Banking Corp. 0.320%, 2/5/13	4,900	4,894

TOTAL COMMERCIAL PAPER (Identified Cost $139,236)		139,236

FEDERAL AGENCY SECURITIES—1.0%

FHLB 0.300%, 6/5/13	4,000	4,000

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $4,000)		4,000

MEDIUM TERM NOTES—0.8%

General Electric Capital Corp. 5.250%, 10/19/12	3,300	3,308

TOTAL MEDIUM TERM NOTES (Identified Cost $3,308)		3,308

CERTIFICATES OF DEPOSIT—9.2%

Bank of Nova Scotia
0.310%, 10/19/12	10,000	10,000
0.330%, 12/13/12	9,000	9,000

	PAR VALUE	VALUE
Rabobank Nederland NV 0.658%, 10/12/12	$10,000	$10,001
Royal Bank of Canada 0.508%, 7/11/13	4,000	4,000
Toronto Dominion Bank 0.443%, 11/2/12(2) (3)	6,000	6,000

TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $39,001)		39,001

TIME DEPOSITS—3.3%

DNB NOR Bank ASA 0.020%, 10/1/12	14,000	14,000

TOTAL TIME DEPOSITS (Identified Cost $14,000)		14,000

VARIABLE RATE DEMAND OBLIGATIONS (2)(3) - MUNICIPAL—6.4%

Massachusetts—2.9%
Commonwealth of Massachusetts Series B, 0.210%, 10/1/12 (3/1/23(4) )	12,500	12,500

		12,500

Mississippi—2.4%
Jackson County, Pollution Control, Chevron USA Inc. Project Series 93, 0.200%, 10/1/12 (6/1/23(4) )	10,000	10,000

		10,000

Wyoming—1.1%
Lincoln County, Pollution Control Exxon Project 0.200%, 10/1/12 (8/1/15(4) )	4,600	4,600

		4,600

TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $27,100)		27,100

REPURCHASE AGREEMENTS—36.6%

Goldman Sachs & Co. 0.200% dated 9/28/12 due 10/1/12, repurchase price $72,000 collateralized by FHLMC 2.789% 2/1/42, and FNMA, 2.395% - 4.50%, 08/1/25 - 09/1/42 market value $73,440	72,000	72,000

1

Virtus Insight Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Merrill Lynch, Pierce, Fenner & Smith 0.170% dated 9/28/12 due 10/1/12, repurchase price $82,763 collateralized by FNMA, 3.50% - 4.288%, 10/1/20 - 10/1/42 market value $84,418	82,763	82,763

TOTAL REPURCHASE AGREEMENTS (Identified Cost $154,763)		154,763

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—9.7%

Goldman Sachs Financial Square Fund- Institutional Share (seven-day effective yield 0.160%)	20,566,000	$20,566
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.090%)	20,568,196	20,568

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $41,134)		41,134

TOTAL INVESTMENTS—99.9% (Identified Cost $422,542)		422,542	(1)

Other assets and liabilities, net—0.1%		228

NET ASSETS—100.0%		$422,770

Abbreviations:

FHLB	Federal Home Loan Banks
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend:

(1)	Federal Income Tax Information: At September 30, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.
(5)	The rate shown is the discount rate.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Certificates Of Deposit	$39,001	$—	$39,001
Commercial Paper	139,236	—	139,236
Federal Agency Securities	4,000	—	4,000
Medium Term Notes	3,308	—	3,308
Repurchase Agreements	154,763	—	154,763
Time Deposits	14,000	—	14,000
Variable Rate Demand Obligations - Municipal	27,100	—	27,100
Equity Securities:
Money Market Mutual Funds	41,134	41,134	—

Total Investments	$422,542	$41,134	$381,408

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER—11.8%

Maryland—3.0%
Johns Hopkins University 0.150%, 11/2/12	$5,000	$5,000

New York—3.0%
Metropolitan Transportation Authority 0.170%, 10/10/12	5,000	5,000

North Carolina—2.9%
University of North Carolina Board of Governors 0.150%, 10/4/12	5,000	5,000

Virginia—2.9%
University of Virginia 0.150%, 10/15/12	5,000	5,000

TOTAL COMMERCIAL PAPER (Identified Cost $20,000)		20,000

VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(3)—80.6%

Alaska—2.9%
City of Valdez, Exxon Pipeline Project, Series A 0.200%, 10/1/12 (12/1/33(4))	5,000	5,000

Connecticut—8.4%
State Health & Educational Facilities Authority, Yale University, Series V-2, 0.170%, 10/1/12 (7/1/36(4))	2,600	2,600
Series V-1, 0.160%, 10/1/12(7/1/36(4))	3,200	3,200
Series Y-3, 0.160%, 10/1/12(7/1/35(4))	2,500	2,500
State Housing Finance Authority, Sub-Series F-2, 0.170%, 10/4/12 (11/15/30(4))	5,900	5,900

		14,200

Florida—5.0%
JEA Water & Sewer System, Series B-1, 0.170%, 10/3/12 (10/1/36(4))	8,400	8,400

Illinois—2.9%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.200%, 10/1/12 (8/15/32(4))	5,000	5,000

Indiana—2.9%
State Finance Authority, Ascension Series E-5, 0.180%, 10/3/12 (11/15/33(4))	5,000	5,000

	PAR VALUE	VALUE
Kansas—1.5%
State Department of Transportation, Series C-3 0.160%, 10/4/12 (9/1/19(4))	$2,600	$2,600

Maryland—3.5%
State Economic Development Corp., Howard Medical Institute Series A, 0.160%, 10/3/12 (2/15/43(4))	6,000	6,000

Mississippi—7.4%
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.170%, 10/3/12 (5/15/27(4))	8,500	8,500
Jackson County, Pollution Control, Chevron USA Inc. Project Series 93, 0.200%, 10/1/12 (6/1/23(4))	4,130	4,130

		12,630

Missouri—4.0%
State Health & Educational Facilities Authority, St. Louis University Series A-2 0.200%, 10/1/12(10/1/35(4))	1,630	1,630
Washington University, Series A, 0.200%, 10/1/12(9/1/30(4))	2,100	2,100
Washington University, Series A-1, 0.200%, 10/1/12 (10/1/35(4))	3,000	3,000

		6,730

New York—10.8%
City of New York, Sub-Series B-2, 0.190%, 10/1/12 (8/15/20(4))	3,000	3,000
City of New York, Municipal Water Finance Authority, Water & Sewer Sub-Series B-2, 0.170%, 10/4/12 (6/15/24(4))	1,600	1,600
Water & Sewer Sub-Series B-4, 0.170%, 10/4/12 (6/15/23(4))	4,100	4,100
State Dormitory Authority, Royal Charter Properties Series A 0.180%, 10/3/12 (11/15/36(4))	4,690	4,690
Tompkins County Industrial Development Agency Civic Facility, Cornell University Project, Series A 0.160%, 10/4/12 (7/1/30(4))	5,000	5,000

		18,390

1

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
North Carolina—5.6%
City of Raleigh, 0.280%, 10/4/12 (6/1/34(4))	$4,510	$4,510
State Educational Facility Finance Agency, Duke University Project, Series A 0.180%, 10/4/12(12/1/17(4))	500	500
Series A, 0.180%, 10/4/12 (6/1/27(4))	4,550	4,550

		9,560

Oregon—3.4%
Clackamas County Hospital Facility Authority, Legacy Health System, Series C, 0.180%, 10/3/12(6/1/37(4))	4,700	4,700
Series A, 0.170%, 10/3/12(6/1/37(4))	1,100	1,100

		5,800

Pennsylvania—3.7%
Commonwealth Housing Finance Agency, Building Development 0.170%, 10/4/12 (1/1/34(4))	6,280	6,280

Tennessee—3.5%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series C, 0.190%, 10/3/12 (5/1/39(4))	1,000	1,000
Nashville & Davidson Counties Health & Educational Facilities Board, Vanderbilt University, Series A-1 0.170%, 10/4/12 (10/1/44(4))	5,000	5,000

		6,000

Texas—8.0%
State Veterans Housing Assistance Program Fund 1, (VA Guaranteed) 0.160%, 10/3/12 (12/1/16(4))	6,305	6,305
University of Texas Revenues Financing System , Series B 0.160%, 10/4/12 (8/1/39(4))	4,000	4,000
University of Texas, Series B 0.160%, 10/4/12 (8/01/16(4))	3,200	3,200

		13,505

Utah—1.4%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.200%, 10/1/12 (5/15/37(4))	2,300	2,300

Virginia—1.2%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.180%, 10/3/12 (2/15/38(4))	2,000	2,000

	PAR VALUE	VALUE
Wyoming—4.5%
Lincoln County, Pollution Control Exxon Project, 0.200%, 10/1/12 (8/1/15(4))	$3,200	$3,200
Uinta County, Pollution Control, Chevron U.S.A., Inc.
Chevron U.S.A., Inc. Project Series 93, 0.200%, 10/1/12(8/15/20(4))	3,000	3,000
Chevron U.S.A., Inc. Project, 0.190%, 10/1/12(12/1/22(4))	1,500	1,500

		7,700

TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $137,095)		137,095

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—7.6%

Dreyfus Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.010%)	4,500,000	4,500
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.020%)	8,389,152	8,389
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $12,889)		12,889

TOTAL INVESTMENTS—100.0% (Identified Cost $169,984)		169,984	(1)

Other assets and liabilities, net—0.0%		6

NET ASSETS—100.0%		$169,990

Abbreviations:

VA	Department of Veterans Affairs

Footnote Legend

(1)	Federal Income Tax Information: At September 30, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Commercial Paper	$20,000	$—	$20,000
Variable Rate Demand Obligations - Municipal	137,095	—	137,095
Equity Securities:
Money Market Mutual Funds	12,889	12,889	—

Total Investments	$169,984	$12,889	$157,095

There are no Level 3 (significant unobservable inputs) priced securities.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of nine diversified funds (each a “Fund”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Funds, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a Valuation Committee appointed by the Board. The Valuation Committee (“Valuation Committee”) is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Funds. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Internal fair valuations are ratified by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4:00 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S markets. In such cases the Funds fair value non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Trust’s most recent Report to Shareholders

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuations are reflected as Level 2.

The Virtus High Yield Income Fund owns the following internally fair valued securities which are categorized as Level 3 in the hierarchy:

United Artists Theatre Circuit Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited) (Continued)

currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. The Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset on the settlement date of the contracts. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions

The Funds also from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. Dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. Dollar value of the portfolio. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933, as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2012, the Funds did not hold any illiquid and restricted securities.

NOTE 3— INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote

NOTE 4—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Equity Fund	$35,048	$6,313	$(1,551)	$4,762
Emerging Markets Opportunities Fund	5,165,010	574,506	(75,448)	499,058
Value Equity Fund	38,703	5,009	(1,835)	3,174
High Yield Income Fund	58,232	3,683	(293)	3,390
Low Duration Income Fund	71,116	1,529	(526)	1,003
Tax-Exempt Bond Fund	316,371	25,000	(665)	24,335

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited) (Continued)

NOTE 5—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the series through the date these schedules of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the Notes to Schedules of Investments.

Effective October 26, 2012, Core Equity Fund, was merged with and into Virtus Growth & Income Fund, a series of Virtus Equity Trust and Value Equity Fund, was merged with and into Virtus Quality Large-Cap Value Fund, a series of Virtus Equity Trust.

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer
and Treasurer
(principal financial officer)

Date	11/28/12

* Print	the name and title of each signing officer under his or her signature.